U.S. Securities and Exchange
                             Commission Washington,
                                   D.C. 20549

                                   Form 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1. Name and address of Issuer:

         Merrill Lynch Funds for Institutions Series
         P.O. Box 9011
         Princeton, N.J.  08543-9011

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]


3.       Investment Company Act File Number: 811-5149

         Securities Act File Number:                          33-14190


4(a.) Last day of fiscal year for which this Form is filed:

                           April 30, 2003

4(b.) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

4(c.) [ ] Check box if this is the last time the issuer will be filing this Form.


5.             Calculation of registration fee:

         (i) Aggregate sale price of securities sold during the fiscal year pursuant to
                  section 24(f):                            $699,744,861,878

         (ii) Aggregate price of securities redeemed
                  or repurchased during the fiscal year:    $698,031,233,931

         (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
                  Commission:                               $0

         (iv) Total available redemption credits [add
                  items 5(ii) and 5(iii)]:                  $698,031,233,931

         (v)      Net sales - if Item 5(i) is greater than Item 5(iv) [subtract
                  Item 5(iv) from
                  Item (i)]:                                $1,713,627,947

         (vi) Redemption credits available for use in future years - Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i)] $0

         (vii) Multiplier for determining registration
                  fee  (See instruction C.9):               x .00008090


         (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee
                  is due):                                  = $138,632.50

6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997 then report the amount of securities (number of shares or other units) deducted here: 0 If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer, in future fiscal years, then state that number here: 0


7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):
                                                                +  $0


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                            = $138,632.50


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: July 29, 2003

                           Method of Delivery:

                           [  X]    Wire Transfer

                           [   ]  Mail or other means

                                   SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         By  (Signature and Title)



             /s/  Phillip Gillespie, Secretary
                       Phillip Gillespie

Date:             July 28, 2003